Disclosure of detailed information about convertible redeemable preferred shares (Details) - CAD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Convertible redeemable preferred shares, beginning of period				$ 3,354,750
Increase in fair value of convertible redeemable preferred shares				376,688	$ 535,500	$ 131,250
Converted to common shares				(2,773,313)	(2,189,250)	$ (110,250)
Convertible redeemable preferred shares, end of period				$ 958,125	$ 3,354,750
Series A1 Preferred Shares [Member]
Statements [Line Items]
Beginning Balance (Shares)				180	480
Convertible redeemable preferred shares, beginning of period				$ 1,181,250	$ 2,646,000
Increase (decrease) in number of shares outstanding			500
Preferred shares issued			$ 2,625,000
Increase in fair value of convertible redeemable preferred shares				$ 80,063	$ 385,875
Converted to common shares (Shares)				(180)	(300)
Converted to common shares				$ (1,261,313)	$ (1,850,625)
Ending Balance (Shares)				0	180	480
Convertible redeemable preferred shares, end of period				$ 0	$ 1,181,250	$ 2,646,000
Series B1 Preferred Shares [Member]
Statements [Line Items]
Beginning Balance (Shares)				240	0
Convertible redeemable preferred shares, beginning of period				$ 1,386,000	$ 0
Increase (decrease) in number of shares outstanding		300			300
Preferred shares issued		$ 1,575,000			$ 1,575,000
Increase in fair value of convertible redeemable preferred shares				$ 175,875	$ 149,625
Converted to common shares (Shares)				(155)	(60)
Converted to common shares				$ (981,750)	$ (338,625)
Ending Balance (Shares)				85	240	0
Convertible redeemable preferred shares, end of period				$ 580,125	$ 1,386,000	$ 0
Series C1 Preferred Shares [Member]
Statements [Line Items]
Beginning Balance (Shares)				150	0
Convertible redeemable preferred shares, beginning of period				$ 787,500	$ 0
Increase (decrease) in number of shares outstanding	150				150
Preferred shares issued	$ 787,500				$ 787,500
Increase in fair value of convertible redeemable preferred shares				$ 120,750
Converted to common shares (Shares)				(90)
Converted to common shares				$ (530,250)
Ending Balance (Shares)				60	150	0
Convertible redeemable preferred shares, end of period				$ 378,000	$ 787,500	$ 0
A1, B1 and C1 Preferred Shares [Member]
Statements [Line Items]
Ending Balance (Shares)				145
Convertible redeemable preferred shares, end of period				$ 958,125